LICENSES (Details) (License costs, RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets
Licenses, at cost	6,396	7,353
Accumulated amortization	(3,194)	(4,060)
Licenses, net	3,202	3,293
Amortization expense	544	662	1,142
Estimated amortization expense in the year ended December 31,
2014	531
2015	531
2016	533
2017	531
2018	530
Thereafter	546
Total	3,202
Armenia
Other intangible assets
Licenses, at cost	5,982	5,580
Russia
Other intangible assets
Licenses, at cost	291	274
Weighted-average period in for the next renewal of licenses	4 years
Ukraine
Other intangible assets
Licenses, at cost	123	1,499
Turkmenistan
Other intangible assets
Term of license	3 years